Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expenses (benefits) from continuing operations

The income tax expenses (benefits) from continuing operations for the years ended December 31, 2022 and 2021, are summarized as follows:

	2022	2021
Federal:
Current	$—	$—
Deferred	—	—
	—	—
State:
Current	9	3
Deferred	—	—
	9	3
Total	$9	$3

Schedule of computation of federal statutory tax rates

The provision for income taxes differs from income taxes computed at the federal statutory tax rates for the years ended December 31, 2022 and 2021, due to the following items:

	2022	2021
Statutory rate	21.0%	21.0%
State and local taxes	2.0	2.5
Change in valuation allowance	(19.0)	(20.0)
Other	1.0	(0.1)
Permanent differences	(5.0)	(3.4)
	—%	—%

Schedule of significant portions of deferred income tax assets and liabilities

The income tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities at December 31, 2022 and 2021, are presented below:

	2022	2021
Deferred tax assets:
NOL carryforwards	$30,421	$27,002
Fixed assets and intangibles	2,371	2,306
Accruals	815	108
Inventory	76	229
Other	87	—
Capitalized R&D expenses	4,613	—
Stock-based compensation expense	76	63
Total deferred income tax assets	38,459	29,708
Deferred tax liabilities:
Prepaid expenses	(101)	(78)
Total deferred income tax assets and liabilities	38,358	29,630
Less: valuation allowance	(38,358)	(29,630)
Net deferred income tax assets and liabilities	$—	$—

Summary of net operating loss carryforwards

	December 31, 2022
	Federal	State
NOLs expiring between 2029 and 2037	$43,912	$67,380
NOLs which do not expire	82,009	18,398
Total NOLs	$125,921	$85,778